Severance Indemnities And Pension Plans (Narrative) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013 Age	Mar. 31, 2012	Mar. 31, 2011
Severance Indemnities And Pension Plans [Line Items]
Eligible age for lifetime annuity payments	65
Lump-sum termination benefits paid during the fiscal year	¥ 11,234	¥ 34,600	¥ 17,098
Lump-sum termination benefits paid during the fiscal year, MUSHD		20,512
Defined contribution plan cost recognized during the fiscal year	¥ 6,396	¥ 5,775	¥ 5,525